SCHEDULE OF CONSIDERATION ASSOCIATED WITH ACQUISITION (Details) - Key Mining Corp [Member] - USD ($)	Dec. 31, 2023	Sep. 30, 2023	May 01, 2023	Apr. 30, 2023
Restructuring Cost and Reserve [Line Items]
Cash			$ 42,900
Prepaid expense and deposits		$ 170,850	1,507	$ 170,850
Prepaid expense – related party			170,850
VAT credit receivable			1,347
Mineral interests, including mineral and royalty rights			2,216,568
Accounts payable			(672)
Acquired net assets			$ 2,432,500